NOTE PAYABLE - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Proceeds from loan	$ 1,500,000
Medtronic [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from loan	1,500,000
Legal, transaction and intellectual property related expense incurred	$ 296,046
Interest rate on notes	8.00%
Accrued interest	$ 89,451